Pension and Other Postretirement Plans (Tables)	6 Months Ended
Jun. 30, 2013
Pension and Other Postretirement Plans (Tables) [Abstract]
Net Periodic Benefit Cost
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Pension Benefits
Components of net periodic benefit cost:
Service cost	$1,911	$1,920	$3,840	$3,743
Interest cost	3,157	3,321	6,343	6,475
Expected return on assets	(4,733)	(4,021)	(9,509)	(7,839)
Amortization of:
Prior service cost	79	114	158	222
Actuarial loss	1,997	2,112	4,012	4,118
Net periodic benefit cost	$2,411	$3,446	$4,844	$6,719

Postretirement Benefits
Components of net periodic benefit cost:
Service cost	$591	$606	$1,187	$1,253
Interest cost	962	1,053	1,932	2,178
Expected return on assets	(540)	(407)	(1,084)	(842)
Amortization of:
Transition obligation	1	99	2	206
Prior service cost	27	26	55	54
Actuarial loss	309	581	620	1,201
Net periodic benefit cost	$1,350	$1,958	$2,712	$4,050